Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

19. ORDINARY SHARES

On 26 February 2019, the Company was incorporated as an exempted company with limited liability in the Cayman Islands with an authorized share capital of US$50,000 divided into 372,691,551 class A ordinary shares and 127,308,449 class B ordinary shares with a par value of US$0.0001 each. On July 9, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, with a par value of US$0.0001 each.

Upon the completion of the Business Combination on July 9, 2025: (i) the Company issued 3,343,552 ordinary shares to the shareholders of Distoken as consideration for the merger; (ii) the Company issued 2,704,949 ordinary shares to PIPE investors, at a purchase price equal to $10.00 per share; (iii) all preferred shares were converted into 24,707,091 Class A ordinary shares, and the share capital structure has been retroactively adjusted; (iv) as of December 31, 2024, the Company had 45,292,909 ordinary shares issued and outstanding.

As of December 31, 2025, the Company had 76,048,501 ordinary shares issued.